WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.5%
	AUSTRALIA — 4.2%
2,489,639	CSL Ltd.	$388,491,626

	CANADA — 9.7%
1,601,171	Canadian Pacific Railway Ltd.	382,023,389
3,786,230	Dollarama, Inc.	140,283,866
1,154,460	Shopify, Inc.*	366,979,745
		889,287,000
	CHINA — 3.5%
6,920,300	Tencent Holdings Ltd.	322,435,308

	DENMARK — 4.4%
2,429,449	Chr Hansen Holding A/S	212,132,012
1,978,205	DSV A/S	188,807,553
		400,939,565
	FRANCE — 12.3%
2,372,988	EssilorLuxottica S.A.	321,237,635
892,946	LVMH Moet Hennessy Louis Vuitton S.E.	368,856,785
1,443,120	Pernod Ricard S.A.	253,255,978
2,310,805	Ubisoft Entertainment S.A.*	190,083,601
		1,133,433,999
	GERMANY — 3.9%
1,117,498	adidas A.G.	356,211,302

	HONG KONG — 3.5%
31,704,800	AIA Group Ltd.	324,520,794

	INDIA — 3.4%
2,684,204	HDFC Bank Ltd. - ADR	308,629,776

	IRELAND — 6.0%
2,005,183	Accenture PLC - Class A	386,158,142
1,028,766	ICON PLC*	160,662,386
		546,820,528
	JAPAN — 3.5%
568,100	Keyence Corp.	326,003,700

	MEXICO — 2.4%
74,732,323	Wal-Mart de Mexico S.A.B. de C.V.	220,486,831

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 2.1%
865,980	ASML Holding N.V.	$192,949,004

	SPAIN — 2.7%
3,121,910	Amadeus IT Group S.A.	243,979,012

	SWEDEN — 1.8%
5,382,469	Atlas Copco A.B. - A Shares	164,401,940

	SWITZERLAND — 13.9%
4,638,625	Alcon, Inc.*	268,607,448
2,039,117	Chubb Ltd.	311,658,642
397,405	Geberit A.G.	183,449,596
3,205,906	Nestle S.A.	340,088,414
1,212,605	Sika A.G.	175,060,124
		1,278,864,224
	TAIWAN — 3.1%
6,784,756	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	289,234,148

	UNITED KINGDOM — 7.4%
12,294,346	Compass Group PLC	311,053,084
12,161,215	Experian PLC	368,839,905
		679,892,989
	UNITED STATES — 6.7%
430,692	Mettler-Toledo International, Inc.*	325,926,171
2,282,294	ResMed, Inc.	293,731,238
		619,657,409
	TOTAL COMMON STOCKS
	(Cost $6,695,981,948)	8,686,239,155

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.2%
$473,725,161	UMB Money Market II Special, 2.22%[1]	$473,725,161
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $473,725,161)	473,725,161
	TOTAL INVESTMENTS — 99.7%
	(Cost $7,169,707,109)	9,159,964,316
	Other Assets in Excess of Liabilities — 0.3%	31,791,723
	TOTAL NET ASSETS — 100.0%	$9,191,756,039

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	ARGENTINA — 5.2%
7,864	Globant S.A.*	$833,584
4,192	MercadoLibre, Inc.*	2,604,993
		3,438,577
	BRAZIL — 4.2%
80,500	Hapvida Participacoes e Investimentos S.A.[1]	881,695
79,810	Lojas Renner S.A.	992,501
77,400	Notre Dame Intermedica Participacoes S.A.	886,275
		2,760,471
	CHINA — 26.5%
24,588	Alibaba Group Holding Ltd. - ADR*	4,256,429
177,574	ANTA Sports Products Ltd.	1,325,569
65,735	Autobio Diagnostics Co., Ltd. - Class A	654,618
269,440	By-health Co., Ltd. - Class A	747,823
95,867	China International Travel Service Corp. Ltd. - Class A	1,251,163
90,700	Hangzhou Tigermed Consulting Co., Ltd. - Class A	655,511
190,200	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	856,120
102,000	Shenzhou International Group Holdings Ltd.	1,406,847
85,500	Tencent Holdings Ltd.	3,983,674
599,000	TravelSky Technology Ltd. - Class H	1,172,451
133,360	WuXi AppTec Co., Ltd. - Class H1	1,236,802
		17,547,007
	CZECH REPUBLIC — 1.3%
21,701	Komercni banka A.S.	837,105

	HONG KONG — 5.6%
268,756	AIA Group Ltd.	2,750,906
229,000	China Mengniu Dairy Co., Ltd.*	924,018
		3,674,924
	INDIA — 9.3%
35,747	Asian Paints Ltd.	787,456
3,094	Eicher Motors Ltd.	731,439
61,323	Godrej Consumer Products Ltd.	532,541
26,217	HDFC Bank Ltd. - ADR	3,014,431
129,927	UPL Ltd.	1,120,321
		6,186,188
	INDONESIA — 3.9%
470,200	Bank Central Asia Tbk P.T.	1,032,267
2,799,200	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.*	633,050

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
31,247	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	$941,472
		2,606,789
	MEXICO — 6.4%
576,361	Becle S.A.B. de C.V.	855,047
93,654	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	576,718
5,678	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	863,794
169,764	Regional S.A.B. de C.V.	813,040
389,584	Wal-Mart de Mexico S.A.B. de C.V.	1,149,411
		4,258,010
	PERU — 1.4%
4,315	Credicorp Ltd.	940,627

	RUSSIA — 4.8%
80,763	Yandex N.V. - Class A*	3,167,525

	SOUTH AFRICA — 3.4%
13,823	Capitec Bank Holdings Ltd.	1,137,156
78,311	Clicks Group Ltd.	1,115,117
		2,252,273
	SOUTH KOREA — 4.7%
20,663	Douzone Bizon Co., Ltd.	1,110,417
9,945	Koh Young Technology, Inc.	694,492
21,516	Samsung Electronics Co., Ltd.	814,912
14,905	Settle Bank, Inc.*	473,065
		3,092,886
	SPAIN — 1.1%
355,471	Prosegur Cash S.A.[1]	721,331

	SWITZERLAND — 2.3%
36,214	Wizz Air Holdings PLC*,1	1,550,019

	TAIWAN — 7.4%
80,000	Airtac International Group	816,884
96,546	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,115,756
		4,932,640
	THAILAND — 2.7%
1,248,400	Bangkok Dusit Medical Services PCL	1,010,053

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
287,600	CP ALL PCL	$806,764
		1,816,817
	UNITED ARAB EMIRATES — 2.8%
249,509	Network International Holdings PLC*,1	1,857,618

	UNITED STATES — 1.8%
6,190	EPAM Systems, Inc.*	1,199,560

	VIETNAM — 0.8%
96,198	Vietnam Dairy Products JSC	507,998
	TOTAL COMMON STOCKS
	(Cost $52,900,730)	63,348,365

	EQUITY CERTIFICATES — 1.3%
	CHINA — 1.3%
263,800	Shandong Pharmaceutical Glass Co., Ltd. - Class A	861,633
	TOTAL EQUITY CERTIFICATES
	(Cost $628,984)	861,633

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$2,032,713	UMB Money Market II Special, 2.22%[2]	2,032,713
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,032,713)	2,032,713
	TOTAL INVESTMENTS — 100.0%
	(Cost $55,562,427)	66,242,711
	Liabilities in Excess of Other Assets — (0.0)%	(27,032)
	TOTAL NET ASSETS — 100.0%	$66,215,679

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,247,465, which represents 9.44% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	2/21/19	505,391
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	3/13/19	15,094
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	4/26/19	18,055
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	5/10/19	12,023
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	5/24/19	16,045
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	6/5/19	18,706
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	6/20/19	6,672
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	7/2/19	14,185
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	7/16/19	22,813

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	ARGENTINA — 3.4%
6,207	MercadoLibre, Inc.*	$3,857,154

	CANADA — 7.0%
33,511	Canadian National Railway Co.	3,170,476
14,981	Shopify, Inc.*	4,762,160
		7,932,636
	CHINA — 3.0%
72,600	Tencent Holdings Ltd.	3,382,628

	FRANCE — 4.1%
11,529	EssilorLuxottica S.A.	1,560,711
17,550	Pernod Ricard S.A.	3,079,884
		4,640,595
	GERMANY — 2.5%
30,340	Symrise A.G.	2,795,744

	HONG KONG — 2.8%
313,200	AIA Group Ltd.	3,205,821

	INDIA — 3.1%
30,998	HDFC Bank Ltd. - ADR	3,564,150

	JAPAN — 2.8%
5,505	Keyence Corp.	3,159,040

	NETHERLANDS — 0.2%
311	Adyen N.V.*,1	234,998

	SWEDEN — 1.4%
52,519	Atlas Copco A.B. - A Shares	1,604,138

	SWITZERLAND — 4.1%
38,060	Alcon, Inc.*	2,203,929
15,971	Chubb Ltd.	2,441,008
		4,644,937
	TAIWAN — 2.5%
67,888	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,894,065

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 2.4%
109,669	Compass Group PLC	$2,774,680

	UNITED STATES — 55.0%
26,824	Agilent Technologies, Inc.	1,861,854
33,804	Amphenol Corp. - Class A	3,154,589
11,870	ANSYS, Inc.*	2,411,034
92,081	Boston Scientific Corp.*	3,909,759
36,489	Charles Schwab Corp.	1,577,055
7,369	Cooper Cos., Inc.	2,486,301
16,713	Costco Wholesale Corp.	4,606,604
22,769	Crown Castle International Corp. - REIT	3,034,197
18,188	Ecolab, Inc.	3,669,065
33,388	First Republic Bank	3,317,432
40,185	Graco, Inc.	1,932,095
8,635	Illumina, Inc.*	2,585,146
3,915	Mettler-Toledo International, Inc.*	2,962,676
7,485	Netflix, Inc.*	2,417,580
27,044	Schlumberger Ltd.	1,080,949
4,430	Sherwin-Williams Co.	2,272,767
28,100	STERIS PLC	4,182,966
14,425	Stryker Corp.	3,026,077
24,667	Verisk Analytics, Inc.	3,742,477
26,077	Visa, Inc. - Class A	4,641,706
27,010	West Pharmaceutical Services, Inc.	3,707,663
		62,579,992
	TOTAL COMMON STOCKS
	(Cost $89,439,855)	107,270,578

Principal Amount
	SHORT-TERM INVESTMENTS — 5.7%
$6,441,459	UMB Money Market II Special, 2.22%[2]	6,441,459
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,441,459)	6,441,459
	TOTAL INVESTMENTS — 100.0%
	(Cost $95,881,314)	113,712,037
	Liabilities in Excess of Other Assets — (0.0)%	(23,493)
	TOTAL NET ASSETS — 100.0%	$113,688,544

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $234,998, which represents 0.21% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.5%
	AUSTRALIA — 4.3%
50,556	Afterpay Touch Group Ltd.*	$907,806
184,220	Zip Co., Ltd.*	407,317
		1,315,123
	BRAZIL — 4.1%
10,094	Azul S.A. - ADR*	410,826
95,157	Grupo SBF S.A.*	426,117
35,800	Notre Dame Intermedica Participacoes S.A.	409,931
		1,246,874
	CANADA — 8.4%
27,457	CAE, Inc.	740,411
5,700	Cargojet, Inc.	392,107
12,400	Descartes Systems Group, Inc.*	450,508
6,065	FirstService Corp.	636,462
5,573	Kinaxis, Inc.*	350,561
		2,570,049
	CHINA — 1.1%
47,650	Hangzhou Tigermed Consulting Co., Ltd. - Class A	344,378

	DENMARK — 1.3%
4,441	SimCorp A/S	400,278

	GERMANY — 6.8%
9,918	Delivery Hero S.E.*,1	476,436
16,494	Evotec S.E.*	464,832
8,749	Isra Vision A.G.	378,969
6,107	Nemetschek S.E.	339,548
18,988	RIB Software S.E.	408,691
		2,068,476
	HONG KONG — 2.4%
184,000	Ausnutria Dairy Corp. Ltd.	332,050
83,000	Vitasoy International Holdings Ltd.	390,730
		722,780
	INDIA — 1.2%
86,688	Syngene International Ltd.[1]	379,365

	IRELAND — 1.2%
17,967	Keywords Studios PLC	360,671

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 3.5%
3,050	CyberArk Software Ltd.*	$423,584
4,250	Wix.com Ltd.*	631,210
		1,054,794
	ITALY — 3.1%
22,525	Amplifon S.p.A.	555,208
13,574	Interpump Group S.p.A.	381,573
		936,781
	JAPAN — 17.6%
19,200	Asahi Intecc Co., Ltd.	501,721
5,260	GMO Payment Gateway, Inc.	380,030
9,135	Harmonic Drive Systems, Inc.	344,049
16,800	Japan Elevator Service Holdings Co., Ltd.	424,259
33,900	Japan Material Co., Ltd.	441,348
10,442	Lasertec Corp.	496,728
13,400	Mercari, Inc.*	357,218
15,140	MonotaRO Co., Ltd.	330,514
21,400	Nihon M&A Center, Inc.	574,281
6,200	PKSHA Technology, Inc.*	335,436
8,000	Raksul, Inc.*	275,320
21,300	Rakus Co., Ltd.	544,055
18,600	ZOZO, Inc.	350,728
		5,355,687
	JERSEY — 1.4%
62,226	Sanne Group PLC	416,202

	MEXICO — 0.9%
56,500	Regional S.A.B. de C.V.	270,592

	NETHERLANDS — 4.0%
4,905	IMCD N.V.	432,151
6,413	Shop Apotheke Europe N.V.*,1	252,033
6,082	Takeaway.com N.V.*,1	546,727
		1,230,911
	RUSSIA — 1.2%
20,829	HeadHunter Group PLC - ADR	378,671

	SOUTH KOREA — 3.8%
4,559	Dentium Co., Ltd.	261,870

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
8,082	Douzone Bizon Co., Ltd.	$434,322
718	Medy-Tox, Inc.	251,780
6,760	Settle Bank, Inc.*	214,553
		1,162,525
	SWEDEN — 9.7%
60,215	Avanza Bank Holding A.B.	537,332
28,060	Beijer Ref A.B.	621,983
29,416	Biotage A.B.	317,205
8,678	Cellavision A.B.	352,103
16,069	Indutrade A.B.	455,269
88,214	Karnov Group A.B.*	396,270
30,066	Medicover A.B.*	261,720
		2,941,882
	SWITZERLAND — 5.2%
1,847	Tecan Group A.G.	469,241
4,553	VAT Group A.G.*,1	569,277
12,498	Wizz Air Holdings PLC*,1	534,935
		1,573,453
	TAIWAN — 2.1%
26,200	Airtac International Group	267,529
43,067	Sunny Friend Environmental Technology Co., Ltd.	365,920
		633,449
	UNITED ARAB EMIRATES — 1.8%
72,882	Network International Holdings PLC*,1	542,613

	UNITED KINGDOM — 7.7%
21,702	Abcam PLC	343,722
21,470	accesso Technology Group PLC*	268,930
14,930	Craneware PLC	361,102
11,200	Dechra Pharmaceuticals PLC	400,030
54,846	GB Group PLC	399,769
5,089	Spirax-Sarco Engineering PLC	554,922
		2,328,475
	UNITED STATES — 1.7%
5,221	Elastic N.V.*	515,992
	TOTAL COMMON STOCKS
	(Cost $27,294,408)	28,750,021

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	EQUITY CERTIFICATES — 0.8%
	CHINA — 0.8%
12,000	Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A*,2	247,091
	TOTAL EQUITY CERTIFICATES
	(Cost $248,078)	247,091

Principal Amount
	SHORT-TERM INVESTMENTS — 5.4%
$1,635,164	UMB Money Market II Special, 2.22%[3]	1,635,164
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,635,164)	1,635,164
	TOTAL INVESTMENTS — 100.7%
	(Cost $29,177,650)	30,632,276
	Liabilities in Excess of Other Assets — (0.7)%	(200,741)
	TOTAL NET ASSETS — 100.0%	$30,431,535

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,301,386, which represents 10.85% of total net assets of the Fund.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At July 31, 2019, the value of these restricted securities amounted to $247,091 or 0.81% of net assets. These restricted securities have not been deemed illiquid.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/16/18	2,080
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/9/18	2,076
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/10/18	70,202
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	12/4/18	24,120
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	5/10/19	1,986
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	5/24/19	1,854
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	6/5/19	11,130
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	6/10/19	5,334
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	6/17/19	7,389
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	7/9/19	121,907

See accompanying Notes to Schedule of Investments.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

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July 31, 2019 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

At July 31, 2019, International Small Cap Growth Fund and Emerging Markets Fund had unrealized appreciation (depreciation) of $(987) and $232,649 as a result of its investments in these financial instruments. The aggregate market values of these certificates for International Small Cap Growth Fund and Emerging Markets represented 0.8% and 1.3% of the total market value of investments at July 31, 2019.

Note 3 – Federal Income Taxes

At July 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$7,183,051,532	$55,926,269	$96,081,827	$29,232,534

Gross unrealized appreciation	$2,056,790,070	$12,589,121	$19,012,011	$2,534,648
Gross unrealized depreciation	(79,877,286)	(2,272,679)	(1,381,801)	(1,134,906)
Net unrealized appreciation on investments	$1,976,912,784	$10,316,442	$17,630,210	$1,399,742

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Australia	$-	$388,491,626	$-	$388,491,626
Canada	889,287,000	-	-	889,287,000
China	-	322,435,308	-	322,435,308
Denmark	-	400,939,565	-	400,939,565
France	-	1,133,433,999	-	1,133,433,999
Germany	-	356,211,302	-	356,211,302
Hong Kong	-	324,520,794	-	324,520,794
India	308,629,776	-	-	308,629,776
Ireland	546,820,528	-	-	546,820,528
Japan	-	326,003,700	-	326,003,700
Mexico	220,486,831	-	-	220,486,831
Netherlands	192,949,004	-	-	192,949,004
Spain	-	243,979,012	-	243,979,012
Sweden	-	164,401,940	-	164,401,940
Switzerland	311,658,642	967,205,582	-	1,278,864,224
Taiwan	289,234,148	-	-	289,234,148
United Kingdom	-	679,892,989	-	679,892,989
United States	619,657,409	-	-	619,657,409
Short-Term Investments	473,725,161	-	-	473,725,161
Total Investments	$3,852,448,499	$5,307,515,817	$-	$9,159,964,316

*	The Fund did not hold any Level 3 securities at period end.

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NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$3,438,577	$-	$-	$3,438,577
Brazil	2,760,471	-	-	2,760,471
China	5,493,231	12,053,776	-	17,547,007
Czech Republic	-	837,105	-	837,105
Hong Kong	-	3,674,924	-	3,674,924
India	3,014,431	3,171,757	-	6,186,188
Indonesia	1,574,522	1,032,267	-	2,606,789
Mexico	4,258,010	-	-	4,258,010
Peru	940,627	-	-	940,627
Russia	3,167,525	-	-	3,167,525
South Africa	2,252,273	-	-	2,252,273
South Korea	473,065	2,619,821	-	3,092,886
Spain	-	721,331	-	721,331
Switzerland	-	1,550,019	-	1,550,019
Taiwan	4,115,756	816,884	-	4,932,640
Thailand	-	1,816,817	-	1,816,817
United Arab Emirates	-	1,857,618	-	1,857,618
United States	1,199,560	-	-	1,199,560
Vietnam	-	507,998	-	507,998
Equity Certificates	861,633	-	-	861,633
Short-Term Investments	2,032,713	-	-	2,032,713
Total Investments	$35,582,394	$30,660,317	$-	$66,242,711

*	The Fund did not hold any 3 securities at period end.

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$3,857,154	$-	$-	$3,857,154
Canada	7,932,636	-	-	7,932,636
China	-	3,382,628	-	3,382,628
France	-	4,640,595	-	4,640,595
Germany	-	2,795,744	-	2,795,744
Hong Kong	-	3,205,821	-	3,205,821
India	3,564,150	-	-	3,564,150
Japan	-	3,159,040	-	3,159,040
Netherlands	-	234,998	-	234,998
Sweden	-	1,604,138	-	1,604,138
Switzerland	2,441,008	2,203,929	-	4,644,937
Taiwan	2,894,065	-	-	2,894,065
United Kingdom	-	2,774,680	-	2,774,680
United States	62,579,992	-	-	62,579,992
Short-Term Investments	6,441,459	-	-	6,441,459
Total Investments	$89,710,464	$24,001,573	$-	$113,712,037

*	The Fund did not hold any Level 3 securities at period end.

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NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$-	$1,315,123	$-	$1,315,123
Brazil	1,246,874	-	-	1,246,874
Canada	2,570,049	-	-	2,570,049
China	-	344,378	-	344,378
Denmark	-	400,278	-	400,278
Germany	-	2,068,476	-	2,068,476
Hong Kong	-	722,780	-	722,780
India	-	379,365	-	379,365
Ireland	-	360,671	-	360,671
Israel	1,054,794	-	-	1,054,794
Italy	-	936,781	-	936,781
Japan	-	5,355,687	-	5,355,687
Jersey	416,202	-	-	416,202
Mexico	270,592	-	-	270,592
Netherlands	798,760	432,151	-	1,230,911
Russia	378,671	-	-	378,671
South Korea	214,553	947,972	-	1,162,525
Sweden	1,010,093	1,931,789	-	2,941,882
Switzerland	-	1,573,453	-	1,573,453
Taiwan	-	633,449	-	633,449
United Arab Emirates	-	542,613	-	542,613
United Kingdom	268,930	2,059,545	-	2,328,475
United States	515,992	-	-	515,992
Equity Certificates	-	247,091	-	247,091
Short-Term Investments	1,635,164	-	-	1,635,164
Total Investments	$10,380,674	$20,251,602	$-	$30,632,276

*	The Fund did not hold any Level 3 securities at period end.